Stockholders’ Equity (Details) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 10, 2023	Dec. 12, 2022	Jul. 02, 2021	Jul. 01, 2021	Jun. 28, 2021	Jun. 22, 2021	Oct. 27, 2020	Oct. 27, 2020	Mar. 31, 2023	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2020
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized									50,000,000	50,000,000	50,000,000		50,000,000	50,000,000
Common stock, per share (in Dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized									10,000,000	10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares issued
Gross proceeds (in Dollars)	$ 644,000	$ 1,551,000									$ 4,342,000
Net of offering placement agent fees and expenses (in Dollars)	$ 28,640					$ 949,736							$ 23,070
Shares of common stock									1,447,332	50,000	1,447,332		50,000
Offering cost (in Dollars)		$ 124,385
Aggregate gross proceeds (in Dollars)											$ 2,147,000
Before deducting placement agent fees and expenses (in Dollars)											$ 117,830
Issued and vested shares, description							the Company issued 1,623,920 shares of common stock to Director and CEO Jonathan Klamkin and 1,623,920 shares of common stock to Director, interim CFO and COO, Lee McCarthy for an aggregate sum of $10,000 each. Initially 20% or 324,784 shares vested on October 27, 2020, and the remaining 1,299,136 shares vest in equal amounts, monthly over the subsequent 4 years. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination.	On October 27th, 2020, the Company issued 1,623,920 shares of common stock to Director and CEO Jonathan Klamkin and 1,623,920 shares of common stock to Director, interim CFO and COO, Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination. 324,784 shares vested on October 27, 2020 and the remaining 1,299,136 shares vest in equal amounts, monthly over the subsequent 4 years.
Vested shares											1,109,679		866,090
Unvested shares											514,241		757,830
Agreement percentage									8.00%		8.00%		8.00%
Covered shares											11,010,002		11,010,002
Common stock, shares authorized													50,000,000
Preferred stock, share authorized													10,000,000
Cash placement fee percentage													10.00%
Investors offering percentage													3.00%
Gross proceeds raised (in Dollars)													$ 800,000
Number of shares of common stock percentage													10.00%
Common stock sold (in Dollars)													$ 800,000
Warrants term											5 years		5 years
Exercise price per share (in Dollars per share)									$ 3		$ 3		$ 2
Aggregate commission (in Dollars)										$ 725,900
Purchase to shares of common stock										348,500
Legal fees totaling (in Dollars)													$ 233,605
Repaid amount (in Dollars)													50,000
Additional paid offering costs (in Dollars)													45,000
Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Net of offering placement agent fees and expenses (in Dollars)											$ 1,082,577
Aggregate gross proceeds (in Dollars)													$ 8,000,000
Private Placement Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Offering price per share (in Dollars per share)		$ 3
Common Stock Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock									930,332	3,885,000	1,447,332	115,000	115,000	3,247,840
Aggregate shares	214,667										715,665
Common Stock Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Gross proceeds (in Dollars)				$ 230,000	$ 805,000	$ 6,965,000					$ 8,000,000
Net of offering placement agent fees and expenses (in Dollars)				$ 23,070	$ 109,769						$ 270,855
Shares of common stock				115,000	402,500				4,000,000		4,000,000		4,000,000
Common Stock Offering [Member] | Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Additional shares			402,500
Common Stock Offering [Member] | Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Additional shares			115,000
Private Placement Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock		517,000
Private Placement Offering [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock offering price						3,482,500							3,482,500
Purchase price, per share (in Dollars per share)						$ 2							$ 2
Lee McCarthy [Member]
Stockholders’ Equity (Details) [Line Items]
Vested shares											974,350
Unvested shares											649,570